UNPAID CLAIM AND CLAIM EXPENSES	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
UNPAID CLAIM AND CLAIM EXPENSES	UNPAID CLAIM AND CLAIM EXPENSES
The liability for unpaid claims and claim expenses as of December 31, 2022 and 2021 is as follows:
Liability for Unpaid Claims and Claim Expenses

	December 31,
	2022	2021
	(in millions)
Gross Balance at January 1,	$78	$40
Less Reinsurance	23	15
Net Balance at January 1,	55	25

Incurred Claims (net) Related to:
Current Period	190	139
Prior Period	(6)	11
Total Incurred	184	150

Paid Claims (net) Related to:
Current Period	131	101
Prior Period	34	19
Total Paid	165	120

Net Balance at December 31,	74	55
Add Reinsurance	36	23
Gross Balance at December 31,	$110	$78
The table below presents incurred claims development as of December 31, 2022, net of reinsurance, cumulative claims frequency, and the total incurred but not reported liability (“IBNR”) for Equitable America’s long-term disability business:

	2022	2021	2020	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$2	$1	$2	$2	$2	$2		113
2018	4	4	4	4	5			191
2019	5	5	6	7				265
2020	8	9	10					371
2021	16	16						648
2022	22						$8	392
Cumulative LTD Incurred Claims	$57	$35	$22	$13	$7	$2	$8

The table below presents incurred claims development as of December 31, 2021, net of reinsurance, cumulative claims frequency, and total IBNR for Equitable America's long-term disability business:

	2021	2020	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$1	$2	$2	$2	$2		113
2018	4	4	4	5			191
2019	5	6	7				265
2020	9	10					371
2021	16					$5	391
Cumulative LTD Incurred Claims	$35	$22	$13	$7	$2	$5

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.
Equitable America discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the best estimate GAAP rates by year of incurral.
The following table reconciles the long-term disability net incurred claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2022 and 2021:

December 31,
	2022	2021
(in millions)
Long-Term Disability Claim Development Table, net of reinsurance

Undiscounted LTD Incurred Claims, net of reinsurance	$57	$35
Subtract Cumulative LTD Paid Claims, net of reinsurance	(21)	(12)
Subtract Impact of LTD Discounting, net of reinsurance	(4)	(3)
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$32	$20

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$32	$20
Other short-duration contracts, net of reinsurance	42	35
Total liabilities for unpaid claim and claim expense, net of reinsurance	$74	$55

Reinsurance Recoverable on unpaid claims
Long-term disability	$33	$21
Other short-duration contracts	3	2
Total Reinsurance Recoverable	$36	$23

Total liability for unpaid claim and claim expense	$110	$78